STOCK-BASED COMPENSATION (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Options outstanding - beginning balance (in shares)	52,821,099	88,251,380	17,492,830
Options Granted (in shares)		1,075,001	88,627,220
Options Exercised (in shares)		(146,212)	(3,910,805)
Options Forfeited (in shares)	(31,695,340)	(19,365,073)	(13,547,745)
Options Expired (in shares)		16,993,997	410,120
Options outstanding - ending balance (in shares)	21,125,759	52,821,099	88,251,380
Options exercisable (in shares)	15,931,299	36,825,119
Weighted- Average Exercise Price Per Share
Options Outstanding, beginning balance (in dollars per share)	$ 0.23	$ 0.20	$ 0.41
Options Granted (in dollars per share)		0.14	0.23
Options Exercised (in dollars per share)		0.07	0.00
Options Forfeited (in dollars per share)	0.23	0.13	0.15
Options Expired (in dollars per share)		0.17	0.41
Options Outstanding, ending balance (in dollars per share)	0.23	0.23	$ 0.20
Options exercisable (in dollars per share)	$ 0.28	$ 0.27
Weighted- Average Remaining Contractual Life
Options Outstanding, term	7 years 1 month 6 days	7 years 10 months 24 days
Options Exercisable term	7 years 6 months	7 years 7 months 6 days
Aggregate Intrinsic Value of In-the-Money Options
Options outstanding	$ 0	$ 2,846
Options exercisable	$ 0	$ 0